Basis Of Presentation And Summary Of Significant Accounting Policies (Schedule Of Useful Lives) (Detail)	12 Months Ended
Dec. 31, 2015
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Computer Hardware And Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer Hardware And Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life description	Lesser of lease term or asset life